ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 27.9%
	ASSET MANAGEMENT - 0.5%
922	Charles Schwab Corp./The	$ 75,051
469	Raymond James Financial, Inc.	64,272
		139,323
	AUTOMOTIVE - 1.1%
9,273	Ford Motor Company	92,823
2,104	General Motors Company	95,185
325	Tesla, Inc.(a)	91,702
		279,710
	BANKING - 1.1%
923	Bank of America Corporation	36,809
570	Citigroup, Inc.	38,977
1,001	Fifth Third Bancorp	35,976
167	JPMorgan Chase & Company	40,852
2,595	KeyCorporation	38,510
199	PNC Financial Services Group, Inc. (The)	31,977
948	US Bancorp	38,242
515	Wells Fargo & Company	36,570
		297,913
	COMMERCIAL SUPPORT SERVICES - 1.4%
669	Cintas Corporation	141,615
283	Republic Services, Inc.	70,962
1,244	Rollins, Inc.	71,070
304	Waste Management, Inc.	70,941
		354,588
	ENTERTAINMENT CONTENT - 0.4%
585	Walt Disney Company (The)	53,206
6,408	Warner Bros Discovery, Inc.(a)	55,557
		108,763
	HEALTH CARE FACILITIES & SERVICES - 1.1%
528	Cardinal Health, Inc.	74,601
262	Cencora, Inc.	76,680
1,050	Henry Schein, Inc.(a)	68,219
108	McKesson Corporation	76,980
		296,480

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 27.9% (Continued)
	HEALTH CARE REIT - 0.8%
3,814	Healthpeak Properties, Inc.	$ 68,042
1,080	Ventas, Inc.	75,687
490	Welltower, Inc.	74,769
		218,498
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
127	Goldman Sachs Group, Inc. (The)	69,539
581	Morgan Stanley	67,059
		136,598
	INSURANCE - 3.2%
128	Allstate Corporation (The)	25,394
146	Aon PLC, Class A	51,799
301	Arch Capital Group Ltd.	27,295
169	Arthur J Gallagher & Company	54,197
157	Assurant, Inc.	30,260
525	Berkshire Hathaway, Inc., Class B(a)	279,955
469	Brown & Brown, Inc.	51,871
108	Chubb Ltd.	30,897
181	Cincinnati Financial Corporation	25,197
58	Erie Indemnity Company, Class A	20,800
210	Hartford Financial Services Group, Inc. (The)	25,761
292	Loews Corporation	25,354
238	Marsh & McLennan Companies, Inc.	53,662
103	Progressive Corp./The	29,019
97	Travelers Companies, Inc. (The)	25,621
403	W R Berkley Corporation	28,891
171	Willis Towers Watson PLC	52,634
		838,607
	INTERNET MEDIA & SERVICES - 0.6%
268	Airbnb, Inc., Class A(a)	32,675
8	Booking Holdings, Inc.	40,794
194	Expedia Group, Inc.	30,444
50	Netflix, Inc.(a)	56,586
		160,499

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 27.9% (Continued)
	LEISURE FACILITIES & SERVICES - 1.1%
1,569	Carnival Corporation(a)	$ 28,775
149	Hilton Worldwide Holdings, Inc.	33,597
458	Live Nation Entertainment, Inc.(a)	60,662
141	Marriott International, Inc., Class A	33,640
1,998	Norwegian Cruise Line Holdings Ltd.(a)	32,028
150	Royal Caribbean Cruises Ltd.	32,237
385	TKO Group Holdings, Inc.	62,720
		283,659
	MACHINERY - 0.3%
757	Veralto Corporation	72,596

	METALS & MINING - 1.0%
5,155	Newmont Corporation	271,565

	OFFICE REIT - 0.3%
905	Alexandria Real Estate Equities, Inc.	65,757

	OIL & GAS PRODUCERS - 1.0%
2,600	Kinder Morgan, Inc.	68,380
772	ONEOK, Inc.	63,428
389	Targa Resources Corporation	66,480
1,235	Williams Companies, Inc. (The)	72,334
		270,622
	RETAIL - CONSUMER STAPLES - 3.3%
60	Costco Wholesale Corporation	59,670
671	Dollar General Corporation	62,866
695	Dollar Tree, Inc.(a)	56,830
3,961	Kroger Company (The)	286,024
578	Target Corporation	55,893
25,422	Walgreens Boots Alliance, Inc.	278,879
585	Walmart, Inc.	56,891
		857,053
	RETAIL - DISCRETIONARY - 2.1%
25	AutoZone, Inc.(a)	94,065

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 27.9% (Continued)
	RETAIL - DISCRETIONARY - 2.1% (Continued)
1,427	CarMax, Inc.(a)	$ 92,284
68	O'Reilly Automotive, Inc.(a)	96,234
1,000	Ross Stores, Inc.	139,000
1,096	TJX Companies, Inc. (The)	141,032
		562,615
	SPECIALTY FINANCE - 1.1%
267	American Express Company	71,131
395	Capital One Financial Corporation	71,203
401	Discover Financial Services	73,251
1,294	Synchrony Financial	67,223
		282,808
	TECHNOLOGY HARDWARE - 1.0%
1,363	Garmin Ltd.	254,704

	TECHNOLOGY SERVICES - 1.1%
1,175	Broadridge Financial Solutions, Inc.	284,820

	TELECOMMUNICATIONS - 2.2%
5,113	AT&T, Inc.	141,630
1,177	T-Mobile US, Inc.	290,661
3,288	Verizon Communications, Inc.	144,869
		577,160
	TOBACCO & CANNABIS - 1.1%
2,395	Altria Group, Inc.	141,664
824	Philip Morris International, Inc.	141,201
		282,865
	TRANSPORTATION & LOGISTICS - 1.1%
2,121	Delta Air Lines, Inc.	88,297
3,487	Southwest Airlines Company	97,497
1,331	United Airlines Holdings, Inc.(a)	91,599
		277,393

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 27.9% (Continued)
	WHOLESALE - DISCRETIONARY - 0.5%
2,330	Copart, Inc.(a)	$ 142,200

	TOTAL COMMON STOCKS (Cost $7,151,224)	7,316,796

	EXCHANGE-TRADED FUNDS — 55.3%
	EQUITY - 29.0%
143,966	Arrow DWA Tactical: International ETF(b) (g)	4,349,199
17,558	Invesco S&P MidCap 400 Pure Growth ETF	776,766
23,262	iShares Select U.S. REIT ETF	1,419,680
2,812	Vanguard Growth ETF	1,063,751
		7,609,396
	FIXED INCOME - 25.1%
33,083	iShares 1-3 Year Treasury Bond ETF	2,749,859
14,152	iShares 20+ Year Treasury Bond ETF	1,266,179
11,860	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,280,643
11,631	iShares TIPS Bond ETF	1,285,458
		6,582,139
	MIXED ALLOCATION - 1.2%
3,126	Arrow Reserve Capital Management ETF(b)	313,256

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,674,826)	14,504,791

	SHORT-TERM INVESTMENT — 6.6%
	MONEY MARKET FUND - 6.6%
1,744,942	First American Government Obligations Fund, Class X, 4.25%(c)(f) (Cost $1,744,942)	1,744,942

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Contracts(d)
	EQUITY OPTIONS PURCHASED - 6.3%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 6.3%
840	Nomura Commodity Call Option(f)(i)	Nomura	12/20/2025	$ 0.0001	$ 850,000	$ 1,005,060
1,160	Nomura Financial Call Option(h)	Nomura	12/20/2025	0.0001	1,174,500	642,907
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,025,000)					1,647,967

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $2,025,000)					1,647,967

	TOTAL INVESTMENTS - 96.1% (Cost $24,595,992)					$ 25,214,496
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%					1,020,504
	NET ASSETS - 100.0%					$ 26,235,000

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(e)	Value and Unrealized Appreciation
7	COMEX Gold 100 Troy Ounces Future(f)			06/27/2025	$ 2,323,370	$ 188,660
	TOTAL FUTURES CONTRACTS					188,660

ETF	- Exchange-Traded Fund
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Affiliated Company - The Arrow DWA Tactical: Balanced Fund holds in excess of 5% of the outstanding voting securities of the exchange traded fund.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2025.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(f)	All or a portion of this investment is a holding of the ADWAB Fund Limited.
(g)	Affiliated Exchange-Traded Fund.
(h)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the holdings of the Nomura Financial Call option are shown on the subsequent pages.
(i)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the holdings of the Nomura Commodity Call option are shown on the subsequent pages.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Additional Information — Nomura Financial Call Option
The following table represents the individual positions and related values within the financial feeder option as of April 30, 2025.
Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	% Of Net Assets	Unrealized Appreciation/ (Depreciation)
319		3-Month SOFT Futures	Dec-25	Nomura	$ 76,891,355	0.04%	$ 11,537
269		Canadian Government Bond	Jun-25	Nomura	23,664,110	-0.04%	(11,371)
7		CBT 10 Year T-Note	Jun-25	Nomura	761,928	-0.01%	(1,968)
56		CBT 5 Year T-Note	Jun-25	Nomura	6,111,902	0.00%	636
1		CBT Mini DOW	Jun-25	Nomura	243,816	-0.02%	(4,881)
1		CFE Vix	Apr-25	Nomura	57,087	0.01%	3,025
0	*	CFE Vix	Jul-25	Nomura	8,370	0.00%	(60)
0	*	CFE Vix	Jun-25	Nomura	1,193	0.00%	241
4		CFE Vix	May-25	Nomura	115,282	0.00%	(344)
199		Eurex Bobl	Jun-25	Nomura	26,812,292	0.02%	4,705
2		Eurex Bund	Jun-25	Nomura	380,339	-0.02%	(3,940)
4		Eurex DAX Index	Jun-25	Nomura	2,259,043	-0.06%	(17,003)
1,027		Eurex E-Schatz	Jun-25	Nomura	123,528,263	0.09%	23,167
66		Eurex Euro-BTP	Jun-25	Nomura	8,767,731	0.02%	4,255
11		Eurex Oat	Jun-25	Nomura	1,530,054	0.00%	(120)
30		Eurex Stoxx 50 Index Future	Jun-25	Nomura	1,667,168	-0.06%	(16,400)
20		Hang Seng IDX Fut	Apr-25	Nomura	2,882,696	-0.14%	(36,818)
2		HKE Hang Seng	May-25	Nomura	218,830	0.00%	369
808		ICE Sonia SO3	Dec-25	Nomura	255,348,314	0.20%	53,646
3		IMM E-Mini Nasdaq	Jun-25	Nomura	987,788	-0.03%	(7,382)
6		IMM E-Mini S&P 500	Jun-25	Nomura	1,558,362	-0.05%	(13,413)
1,094		LIF 3 Month Euribor	Mar-26	Nomura	301,084,284	0.14%	36,238
11		ME S&P Canadian 60	Jun-25	Nomura	2,341,044	-0.06%	(16,104)
6		MON CAC40 Index	Apr-25	Nomura	463,334	-0.03%	(8,956)
36		New FTSE 100	Jun-25	Nomura	3,961,685	-0.15%	(38,469)
2		OSE Nikkei SA	Jun-25	Nomura	370,166	-0.02%	(5,495)
12		OSE Topix	Jun-25	Nomura	2,036,353	-0.07%	(17,106)
218		Pound Sterling	Jun-25	Nomura	17,910,426	0.07%	19,584
52		SFE 10 Year T-Bond	Jun-25	Nomura	3,757,357	0.01%	1,854
433		SFE 3 Year Australian Bond	Jun-25	Nomura	29,293,378	0.03%	7,875
12		SFE SPI 200	Jun-25	Nomura	1,462,340	-0.03%	(7,109)
294		US 2 Year T-Note	Jun-25	Nomura	61,143,830	0.07%	18,100
							$ (21,707)

Open Short Future Contracts		Description	Expiration	Counterparty	Notional Amount	% Of Net Assets	Unrealized Appreciation/ (Depreciation)
(17)		3 Month SOFR Futures	Jun-25	Nomura	$ (3,979,345)	-0.01%	$ (2,748)
(2)		CBT T-Bonds	Jun-25	Nomura	(233,390)	-0.01%	(2,551)
(135)		CME Australian Dollar	Jun-25	Nomura	(8,480,397)	0.04%	10,693
(158)		IMM Canadian Dollar	Jun-25	Nomura	(11,224,601)	-0.09%	(24,805)
(34)		IMM Euro FX	Jun-25	Nomura	(4,643,733)	-0.07%	(17,068)
(342)		IMM MXP	Jun-25	Nomura	(8,364,917)	-0.07%	(19,573)
(116)		IMM New Zealand Dollar	Jun-25	Nomura	(6,688,366)	-0.04%	(9,533)
(21)		Japanese Yen	Jun-25	Nomura	(1,812,679)	-0.03%	(6,859)
(46)		LIF Long Gilt	Jun-25	Nomura	(5,565,476)	-0.05%	(13,744)
(9)		MON CAC40 Index	May-25	Nomura	(766,045)	-0.01%	(2,516)
(29)		OSE 10 Year Japan Government Bond	Jun-25	Nomura	(28,296,015)	-0.17%	(45,792)
(23)		Swiss Franc	Jun-25	Nomura	(3,415,312)	-0.08%	(22,196)
							$ (156,692)
* Less than 1 contract

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Additional Information — Nomura Commodity Call Option
The following table represents the individual positions and related values within the commodity feeder option as of April 30, 2025.

Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	% Of Net Assets	Unrealized Appreciation/ (Depreciation)
5		CBT Bean Oil	Jul-25	Nomura	$ 153,496	0.00%	$ (1,019)
61		CME Lean Hogs	Jun-25	Nomura	2,366,860	-0.04%	(9,326)
335		CME Live Cattle	Jun-25	Nomura	27,173,602	0.00%	186
40		CMX Copper	May-25	Nomura	4,685,468	-0.29%	(77,356)
4		CMX Copper	Jul-25	Nomura	530,318	-0.02%	(5,139)
57		CMX Gold	Jun-25	Nomura	18,208,673	-0.01%	(3,935)
29		CMX Silver	May-25	Nomura	4,748,925	-0.27%	(71,681)
6		CMX Silver	Jul-25	Nomura	982,753	-0.01%	(3,147)
0	*	ICE LS GasOil	Apr-25	Nomura	-	0.00%	(35)
178		ICE US Canola	Jul-25	Nomura	1,774,535	0.01%	2,940
7		ICE US Cocoa	Jul-25	Nomura	602,688	0.01%	1,706
4		ICE US Cocoa	May-25	Nomura	320,629	0.01%	3,093
27		ICE US Coffee	May-25	Nomura	3,673,581	-0.12%	(30,658)
20		ICE US Coffee	Jul-25	Nomura	2,855,905	0.06%	16,400
56		NYM Natural Gas	Jun-25	Nomura	2,202,775	-0.15%	(38,830)
7		TTF Natural Gas F_31	May-25	Nomura	243,979	-0.03%	(7,773)
							$ (224,574)

Open Short Future Contracts		Description	Expiration	Counterparty	Notional Amount	% Of Net Assets	Unrealized Appreciation/ (Depreciation)
(369)		CBT Bean Meal	Jul-25	Nomura	(11,020,928)	0.01%	2,000
(422)		CBT Bean Meal	May-25	Nomura	(12,299,292)	0.02%	5,165
(15)		CBT Bean Oil	May-25	Nomura	(414,360)	-0.04%	(10,011)
(87)		CBT Corn	Jul-25	Nomura	(2,062,836)	-0.04%	(10,103)
(509)		CBT Red Wheat	Jul-25	Nomura	(14,343,371)	0.15%	38,682
(688)		CBT Wheat	Jul-25	Nomura	(18,963,781)	0.10%	26,317
(58)		CME Crude	Jun-25	Nomura	(3,721,290)	0.18%	46,679
(76)		CME Soybeans	Jul-25	Nomura	(3,981,220)	0.00%	522
(269)		CME Soybeans	May-25	Nomura	(13,697,022)	0.00%	(32)
(148)		Cotton	May-25	Nomura	(4,851,621)	0.03%	7,496
(22)		CSC Sugar	May-25	Nomura	(453,278)	0.01%	1,451
(112)		CSC Sugar	Jul-25	Nomura	(2,232,974)	0.02%	5,091
(15)		Heating Oil	Jun-25	Nomura	(1,359,499)	0.04%	10,522
(107)		ICE LS GasOil	Jun-25	Nomura	(6,647,048)	0.23%	60,469
(156)		ICE US Canola	May-25	Nomura	(1,388,048)	-0.04%	(10,189)
(133)		ICE US Cotton	Jul-25	Nomura	(4,476,575)	-0.01%	(3,242)
(6)		IPE Brent Crude	Aug-25	Nomura	(352,295)	0.02%	5,682
(62)		IPE Brent Crude	Jun-25	Nomura	(4,207,716)	0.19%	50,367
(258)		LME Aluminum	Jun-25	Nomura	(15,474,465)	0.03%	6,886
(130)		LME Nickel	Jun-25	Nomura	(11,934,928)	0.17%	43,307
(146)		LME Zinc	Jun-25	Nomura	(9,589,037)	0.05%	13,891
(62)		NYM Platinum	Jul-25	Nomura	(3,005,450)	-0.02%	(5,537)
(49)		NYM RBOB Gas	Jun-25	Nomura	(4,350,841)	0.18%	47,488
(175)		SGX Iron Ore 62%	Sep-25	Nomura	(1,652,747)	0.01%	1,524
(363)		SGX Iron Ore 62%	May-25	Nomura	(3,577,495)	0.03%	8,893
(2)		TTF Natural Gas F_31	Jun-25	Nomura	(43,149)	0.00%	161
							$ 343,479
* Less than 1 contract